TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes On Income [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%
Net operating loss carry forwards	$ 152,427
Loss Carryforwards, Expiring	1,446
Income tax paid in cash	593	$ 601	$ 385
Capital loss carry forwards	25,549
Deferred tax assets valuation allowance	55,619	49,907
Foreign tax credits and foreign withholding taxes	1,471
Total gross uncertain tax benefits	1,770	$ 1,395	$ 1,043	$ 943
ISRAEL
Taxes On Income [Line Items]
Income tax paid in cash	300
Write-off prepaid and withholding taxes	7,064
Japan [Member]
Taxes On Income [Line Items]
Income tax paid in cash	50
India [Member]
Taxes On Income [Line Items]
Income tax paid in cash	122
Italy [Member]
Taxes On Income [Line Items]
Income tax paid in cash	71
Other foreign judications [Member]
Taxes On Income [Line Items]
Income tax paid in cash	50
United States of America [Member] | Minimum [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards	3,432
United States of America [Member] | Maximum [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards	$ 5,535
Expiration of operating loss carry forward	Dec. 31, 2037